STATEMENTS OF CASH FLOWS - USD ($)	2 Months Ended	9 Months Ended		12 Months Ended
	Dec. 31, 2019	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020
Cash Flows from Operating Activities:
Net (loss) income	$ (2,300)	$ (867,475)	$ (5,812,234)
Adjustments to reconcile net income (loss) to cash provided by (used in) operating activities:
Interest earned on investments held in Trust Account	0	(58,474)	(194,901)	$ (254,149)
Offering costs associated with derivative warrant liabilities	0			315,080
Change in fair value of derivative warrant liabilities	0	(3,523,000)	5,198,670	7,583,670
Changes in operating assets and liabilities:
Prepaid expenses	0	70,229	(202,187)
Accrued expenses	1,500	2,575,925	26,500
Accrued expenses - related parties	0		17,500
Franchise tax payable	800	(170,411)	149,300
Net cash provided by (used in) operating activities	0	(1,012,122)	(500,943)
Cash Flows from Investing Activities
Cash deposited in Trust Account	0		(230,000,000)
Net cash (used in) investing activities	0	300,000	(230,000,000)
Cash Flows from Financing Activities:
Proceeds received from note payable to related party	0
Repayment of note payable to related party	0
Proceeds received from initial public offering, gross	0		230,000,000
Proceeds received from private placement	0		(4,125,486)
Offering costs paid	0
Net cash provided by financing activities	25,000		231,474,514
Net change in cash	25,000	(712,122)	973,571
Cash at beginning of period	0	916,987	25,000	25,000
Cash at end of period	25,000	204,865	998,571	916,987
Supplemental disclosure of cash flow information Cash paid for:
Offering costs included in accrued expenses	25,000
Deferred underwriting commissions in connection with the initial public offering	0		6,300,000
Class B common stock
Cash Flows from Financing Activities:
Proceeds from issuance of Class B common stock to Sponsor	25,000
Adjustment
Cash Flows from Operating Activities:
Net (loss) income				(8,339,904)
Adjustments to reconcile net income (loss) to cash provided by (used in) operating activities:
Interest earned on investments held in Trust Account				(254,149)
Offering costs associated with derivative warrant liabilities				315,080
Change in fair value of derivative warrant liabilities				7,583,670
Changes in operating assets and liabilities:
Prepaid expenses				(152,474)
Accrued expenses				48,500
Accrued expenses - related parties				17,500
Franchise tax payable				199,250
Net cash provided by (used in) operating activities				(582,527)
Cash Flows from Investing Activities
Cash deposited in Trust Account				(230,000,000)
Net cash (used in) investing activities				(230,000,000)
Cash Flows from Financing Activities:
Proceeds received from note payable to related party				200,000
Repayment of note payable to related party				(200,000)
Proceeds received from initial public offering, gross				230,000,000
Proceeds received from private placement				5,600,000
Offering costs paid				(4,125,486)
Net cash provided by financing activities				231,474,514
Net change in cash				891,987
Cash at beginning of period		$ 916,987	$ 25,000	25,000
Cash at end of period	$ 25,000			916,987
Supplemental disclosure of cash flow information Cash paid for:
Deferred underwriting commissions in connection with the initial public offering				$ 6,300,000